United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2011

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Wills Financial Group, Inc.        */INVESTMENT MANAGER NAM
ADDRESS: 704 Libbie Avenue         */IN
	 Richmond, VA  23226       */IN


13F FILE NUMBER: 28-14508Z
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Betty M. Fahed
TITLE:    Compliance Officer
PHONE:    (804)330-3100
SIGNATURE,PLACE,AND DATE OF SIGNING:

    Betty M. Fahed               Richmond, VA   October 19, 2011


REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    48

FORM 13F INFORMATION TABLE VALUE TOTAL:    $53,765




NAME OF ISSUER		TITLE		CUSIP	   VALUE   SHS.OR	SHS./	PUT/	INV	OTHER	  VOTING	AUTHORITY
			OF CLASS		  (X$1000) PRIN.AM	PRIN	CALL	DISCRT	MGR	SOLE	  SHARED   NONE

AGL Resources		COM		001204106   890	    21,848	SH		SOLE		21,848
Market Vectors ETF TR	Agribus ETF	57060U605 1,692	    39,150	SH		SOLE		39,150
Amer Electric Pwr Co IncCOM	        025537101   433	    11,397	SH		SOLE		10,897		    500
Apple Inc		COM		037833100 1,244	     3,262	SH		SOLE		 3,262
Aqua America		COM		03836W103 2,416	   111,985	SH		SOLE	       111,985
AT&T                    COM             00206R102   819     28,724      SH              SOLE            28,724
Baytex Energy Corp	COM		07317Q105   309	     7,400	SH		SOLE		 7,200		    200
Berkshire Hathaway Cl B	CL B		084670702 3,665	    51,595	SH		SOLE		51,095		    500
Bhp Billiton Ltd Adr	SPON ADR        088606108   573      8,624      SH              SOLE             8,224               400
ChevronTexaco Corp	COM		166764100 1,701	    18,368	SH		SOLE		18,368
CMEGroup Inc Cl A	COM		167760107   790	     3,205	SH		SOLE		 3,205
Coca Cola Company	COM		191216100 1,500	    22,198	SH		SOLE		22,198
Dominion Resources	COM		25746U109 2,170	    42,745	SH		SOLE		42,445		    300
Emerson Electric	COM		291011104   400	     9,684	SH		SOLE		7,935		  1,749
Exelon Corp.		COM		30161N101 1,112	    26,087	SH		SOLE		26,087
Exxon Mobil Corporation	COM		30231G102 5,434	    74,822	SH		SOLE		73,736		  1,086
General Electric Co	COM		369604103   619	    40,677	SH		SOLE		38,523		  2,154
Market Vectors ETF TR	Gold Miner ETF	57060U100 1,203	    21,800	SH		SOLE		21,800
Illinois Tool Works	COM		452308109 1,544	    37,104	SH		SOLE		36,604		    500
Intel Corp		COM		458140100   451	    21,126	SH		SOLE		21,126
Int'l Business Machines	COM		459200101   393	     2,247	SH		SOLE		 2,247
Ishares Silver Trust	ISHARES	        46428Q109   567	    19,625	SH		SOLE		19,625
Johnson & Johnson       COM             478160104 2,932     46,042      SH              SOLE            44,713            1,329
Kinder Morgan Energy Lp	UT LTD PAR	494550106 1,612	    23,572	SH		SOLE		23,572
Kinder Morgan Mgmt Llc	SHS		49455U100   217	     3,701	SH		SOLE		 3,701
Lockheed Martin		COM		539830109   310	     4,266	SH		SOLE		 4,266
McDonalds Corp		COM		580135101   424	     4,825	SH		SOLE		 4,825
Microsoft		COM		594918104   228	     9,144	SH		SOLE		 8,712		    432
Molex Incorporated	COM		608554101   551	    27,063	SH		SOLE		26,663		    400
Norfolk Southern Corp	COM		655844108 1,519	    24,885	SH		SOLE		24,585		    300
Novartis AG		SPON ADR	66987V109   705	    12,650	SH		SOLE		12,650
Penna Power & Light     COM             69351T106   546     19,140      SH              SOLE            14,454            4,686
Pepsico			COM		713448108   993	    16,049	SH		SOLE		15,405		    644
Pfizer Inc		COM		717081103   578	    32,711	SH		SOLE		31,291		  1,420
Proctor & Gamble Co     COM             742718109 2,470     39,094      SH              SOLE            38,540              554
Royal Dutch Shell A Adr	SPON ADR	780259206   489	     7,950	SH		SOLE		 7,350		    600
Sirius XM Radio		COM		82967N108    15	    10,000	SH		SOLE		10,000
Southern Company	COM		842587107 2,173	    51,288	SH		SOLE		51,288
Spectra Energy		COM		847560109   200	     8,156	SH		SOLE		 8,156
St Joe Company		COM		790148100   178	    11,900	SH		SOLE		11,900
Suncor Energy Inc	COM	        867229106   333	    13,100	SH		SOLE		13,100
Transcanada Corp	COM		89353D107 1,446	    35,715	SH		SOLE		35,015		    700
Verizon Communications	COM		92343V104   848	    23,046	SH		SOLE		23,046
Vulcan Materials CompanyCOM		929160109   592	    21,496	SH		SOLE		21,496
Wal-Mart Stores		COM		931142103 1,093	    21,061	SH		SOLE		20,861		    200
WD-40 Company		COM		929236107 1,364	    34,228	SH		SOLE		33,528		    700
Wisdomtree Trust	Chinese Yuan ETF97717W182 1,917	    75,850	SH		SOLE		75,850
Xenith Bankshares Inc	COM		98410X105   107	    31,750	SH		SOLE		31,750
